SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		1 Months Ended					12 Months Ended
		Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash Flows From Operating Activities:
Net income							$ 11,308		$ 8,480		$ 3,903
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation							132		122		121
Changes in:
Accounts payable, accrued expenses, and other liabilities							1,556		1,236		700
Income taxes							(200)		(358)		181
Other, net							(98)		(301)		(241)
Net cash provided by operating activities							17,548		15,119		10,643
Cash Flows From Investing Activities:
Net cash used in investing activities							(14,527)		(13,749)		(10,842)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	[1]						(2,871)		(674)		(234)
Acquisition of treasury shares for restricted stock tax liabilities							(92)		(121)		(95)
Acquisition of treasury shares acquired in open market							(74)		(13)		(46)
Redemption of preferred shares	[1]						0		(500)		0
Dividends paid to preferred shareholders		$ (8)	$ (10)	$ (10)	$ (10)	$ (13)	0	[1]	(8)	[1]	(43)	[1]
Net proceeds from debt issuance							0		0		496
Net cash provided by (used in) financing activities							(3,037)		(1,316)		78
Change in cash, cash equivalents, and restricted cash							(16)		54		(121)
Cash, cash equivalents, restricted cash, and restricted cash equivalents – beginning of year							154		100		221
Cash, cash equivalents, restricted cash, and restricted cash equivalents – end of year			100				138		154		100
Parent Company
Cash Flows From Operating Activities:
Net income							11,308		8,480		3,903
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries							(1,222)		(4,947)		(3,572)
Amortization of equity-based compensation							3		4		3
Changes in:
Intercompany receivable							(258)		246		(421)
Accounts payable, accrued expenses, and other liabilities							(86)		26		12
Income taxes							1		(318)		301
Other, net							97		28		10
Net cash provided by operating activities							9,843		3,519		236
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries							(94)		(182)		(621)
Received from (paid to) investment subsidiary							(6,712)		(2,021)		307
Net cash used in investing activities							(6,806)		(2,203)		(314)
Cash Flows From Financing Activities:
Dividends paid to common shareholders							(2,871)		(674)		(234)
Acquisition of treasury shares for restricted stock tax liabilities							(92)		(121)		(95)
Acquisition of treasury shares acquired in open market							(74)		(13)		(46)
Redemption of preferred shares							0		(500)		0
Dividends paid to preferred shareholders							0		(8)		(43)
Net proceeds from debt issuance							0		0		496
Net cash provided by (used in) financing activities							(3,037)		(1,316)		78
Change in cash, cash equivalents, and restricted cash							0		0		0
Cash, cash equivalents, restricted cash, and restricted cash equivalents – beginning of year							0		0		0
Cash, cash equivalents, restricted cash, and restricted cash equivalents – end of year			$ 0				$ 0		$ 0		$ 0

[1]	See Note 14 – Dividends for further discussion.